Nature of operations and reorganization (Tables)	12 Months Ended
Dec. 31, 2020
Nature of operations and reorganization
Schedule of major subsidiaries and consolidated VIEs

			Percentage
			of direct or
			indirect
	Date of	Place of	economic
	incorporation	incorporation	interest	Principal activities
The Company:
Jianpu	June 1, 2017	The Cayman Islands		Investment holding
Major subsidiaries of the Company:
Jianpu (Hong Kong) Limited	June 19, 2017	Hong Kong	100%	Investment holding
Beijing Rongqiniu Information Technology Co., Ltd.	August 21, 2017	PRC	100%	Platform business
Databook Tech Ltd.(Databook Tech Ltd. and its subsidiaries and VIE collectively refer to “Databook”)	Acquired in June 2018 (Note 8)	The Cayman Islands	74.61%	Platform business
Databook (HK) Limited.	Acquired in June 2018 (Note 8)	Hong Kong	74.61%	Platform business
Hangzhou Magnet Technology Co., Ltd.	Acquired in June 2018 (Note 8)	PRC	74.61%	Platform business
Beijing Rongsanliuling Information Technology Co., Ltd.	November 5, 2018	PRC	100%	Platform business
CC Information Limited	Acquired in August 2019	Hong Kong	55.00%	Platform business
Shanghai Chengjian Information Technology Co., Ltd.	February 26, 2019	PRC	100%	Platform business
Newsky Wisdom Treasure (Beijing) Co., Ltd. (“Newsky Wisdom”)	Acquired on April 1, 2020 (Note 8)	PRC	50.50%	Platform business
Major VIEs of the Company:
Beijing Rongdiandian Information Technology Co., Ltd.	March 3, 2017	PRC	100%	Platform business
Hangzhou Scorpion Technology Co., Ltd.	Acquired in June 2018 (Note 8)	PRC	74.61%	Platform business
Beijing Kartner Information Technology Co., Ltd. (“KTN”)	Acquired in October 2018 (Note 8)	PRC	100%	Platform business
Beijing Guangkezhixun Information Technology Co., Ltd.	July 31, 2019	PRC	100%	Platform business
Major subsidiary of VIEs:
Shanghai Anguo Insurance Brokerage Co., Ltd. (“Anguo”)	Acquired in December 2019	PRC	100%	Platform business

Schedule of financial information of the Group's VIEs

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
Cash and cash equivalents	6,673	15,649	2,398
Restricted cash, time deposit and investment—current	1,000	24,747	3,793
Accounts receivable, net	11,232	19,410	2,975
Amount due from the subsidiaries of the Group*	173,024	99,397	15,233
Amount due from related party other than the subsidiaries of the Group	34,456	31,487	4,826
Prepayments and other current assets	17,173	10,182	1,560
Property and equipment, net	12,925	11,671	1,789
Intangible assets, net	21,398	23,637	3,623
Goodwill	7,313	—	—
Restricted cash, time deposit and investment-non-current	28,038	5,000	766
Other non-current assets	1,107	68	10
Total assets	314,339	241,248	36,973
Accounts payable	16,720	17,409	2,668
Advances from customers	164	3,845	589
Tax payable	19,205	19,315	2,960
Amount due to related party other than the subsidiaries of the Group	—	4,719	723
Accrued expenses and other current liabilities	135,883	127,512	19,542
Non-current liabilities	5,658	4,000	613
Total liabilities	177,630	176,800	27,095
*	The balances are eliminated through the consolidation in the preparation of the Group’s consolidated financial statements.

	For the Year Ended
	December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Total revenues*	183,003	666,683	285,591	43,769
Net income/(loss)	18,506	(69,972)	(72,261)	(11,074)
*

The transactions are eliminated through the consolidation in the preparation of the Group’s consolidated financial statements were RMB93,976, RMB597,022, RMB230,809 for the years ended December 31, 2018, 2019 and 2020, respectively.

	For the Year Ended
	December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Net cash provided by/(used in) operating activities	28,292	(68,513)	10,221	1,566
Net cash (used in)/provided by investing activities	(14,453)	31,359	3,464	531
Net cash provided by financing activities	—	30,000	9,600	1,471
Net increase/(decrease) in cash and cash equivalents and restricted cash	13,839	(7,154)	23,285	3,568
Cash and cash equivalents and restricted cash at beginning of the year	826	14,665	7,511	1,151
Cash and cash equivalents and restricted cash at end of the year	14,665	7,511	30,796	4,719